Cash and bank balances - Summary of cash and bank balances (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash and bank balances
Cash on hand	€ 155	€ 566
Bank balances	28,128	17,477
Total cash and bank balances	€ 28,283	€ 18,043